Risk Management	12 Months Ended
Dec. 31, 2018
Risk Management [Abstract]
Risk Management
48.	Risk Management

(1)	Capital risk management

The Company manages its capital to ensure that entities in the Company will be able to continue while maximizing the return to shareholder through the optimization of the debt and equity balance. The capital structure of the Company consists of net debt (offset by cash and cash equivalents) and equity. The Company’s overall capital risk management strategy remains consistent with the prior year.

Details of the Company’s capital management accounts as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Total borrowings and debt securities	￦	54,747,392	61,034,627
Cash and cash equivalents		2,369,739	1,358,345

Net borrowings and debt securities		52,377,653	59,676,282

Total shareholder’s equity		72,964,641	71,092,762

Debt to equity ratio		71.78%	83.94%

(2)	Financial risk management

The Company is exposed to various risks related to its financial instruments, such as, market risk (currency risk, interest rate risk, price risk), credit risk. The Company monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. The Company uses derivative financial instruments to hedge certain risk exposures. The Company’s overall financial risk management strategy remains consistent with the prior year.

(i)	Credit risk

Credit risk is the risk of finance loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the sales activities, securities and derivatives. In addition, credit risk exposure may exist within financial guarantees and unused line of credits. As these financial institutions the Company makes transactions with are reputable financial institutions, the credit risk from them are considered limited. The Company decides credit transaction limits based on evaluation of client’s credit, through information obtained from the credit bureau and disclosed financial position at committing contracts.

①	Credit risk management

Electricity sales, the main operations of the Company are the necessity for daily life and industrial activities of Korean nationals, and have importance as one of the national key industries. The Company dominates the domestic market supplying electricity to customers. The Company is not exposed to significant credit risk as customers of the Company are diverse and are from various industries and areas. The Company uses publicly available information and its own internal data related to trade receivables, to rate its major customers and to measure the credit risk that a counter party will default on a contractual obligation. For the incurred but not recognized loss, it is measured considering overdue period.

②	Impairment and allowance account

In accordance with the Company policies, individual material financial assets are assessed on a regular basis, trade receivables that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Value of the acquired collateral (including the confirmation of feasibility) and estimated collectable amounts are included in this assessment.

Allowance for bad debts assessed on a collective basis are recognized for (i) the group of assets which individually are not material and (ii) incurred but not recognized losses that are assessed using statistical methods, judgment and past experience.

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Cash and cash equivalents	￦	2,369,739	1,358,345
Financial assets at fair value through profit or loss		—	920,935
Financial assets at fair value through profit or loss		111,512	—
Derivative assets (trading)		22,020	37,631
Equity investment at fair value through other comprehensive income		—	399,495
Available-for-sale financial assets		699,833	—
Financial assets at amortized cost		—	14,042
Held-to-maturity investments		3,144	—
Loans		905,641	718,674
Long-term/short-term financial instruments		2,244,514	2,318,027
Derivative assets (applying hedge accounting)		10,606	64,704
Trade and other receivables		9,683,769	9,613,437
Financial guarantee contracts(*)		1,154,862	1,310,817

(*)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

As of the reporting date, there are no financial assets and non-financial assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

(ii)	Market risk

Market risk is the risk that the Company’s fair values of the financial instruments or future cash flows are affected by the changes in the market. Market risk consists of interest rate risk, currency risk and other price risk.

(iii)	Sensitivity analysis

Significant assets and liabilities with uncertainties in underlying assumptions

①	Defined benefit obligation

A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2017 and 2018 are as follows:

			2017		2018
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease
	In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	354,852	(305,494)	416,956	(363,820)
Discount rate	Increase (decrease) in defined benefit obligation		(313,597)	377,148	(377,221)	445,833

Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2017 and 2018 are ￦8,926 million and ￦14,646 million, respectively.

②	Provisions

Changes in provisions due to movements in underlying assumptions as of December 31, 2017 and 2018 are as follows:

Type	Accounts	2017	2018
PCBs	Inflation rate	1.23%	1.27%
	Discount rate	2.55%	2.18%
Nuclear plants	Inflation rate	1.21%	1.21%
	Discount rate	2.94%	2.94%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2017 and 2018 are as follows:

			2017		2018
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease
	In millions of won
Discount rate	PCBs	￦	(811)	816	(623)	627
	Nuclear plants		(262,949)	270,370	(256,513)	263,595
	Spent fuel		(51,015)	52,997	(49,182)	51,098
Inflation rate	PCBs		826	(822)	632	(629)
	Nuclear plants		287,926	(280,249)	294,984	(287,110)
	Spent fuel		53,763	(51,823)	51,837	(49,961)

Management judgment effected by uncertainties in underlying assumptions

①	Foreign currency risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2017 and 2018 are as follows:

	Assets		Liabilities
Type	2017	2018	2017	2018
	In thousands of foreign currencies
AED	5,693	10,513	2,049	5,890
AUD	145	143	652,259	717,712
BDT	60,208	71,575	1,001	1,175
BWP	797	1,214	—	—
CAD	82	96	171	4
CHF	—	—	400,004	400,000
CNY	13,007	—	26,140	26,140
EUR	5,708	337	68,003	105,673
GBP	3	—	2,327	1
HKD	—	—	—	1,650,000
IDR	167,775	60,568	—	206,935
INR	1,228,259	1,228,795	227,078	183,963
JOD	1,624	2,764	5	5
JPY	799,501	35,935	21,624,128	390,921
KZT	359	319	—	—
MGA	2,762,572	3,318,447	319,581	170,641
NOK	—	—	482	—
PHP	189,261	709,285	125,431	66,985
PKR	251,190	305,542	4,676	3,588
SAR	1,191	2,024	44	—
SEK	—	—	449,002	450,000
USD	1,653,858	1,422,510	8,321,335	8,103,602
UYU	12,955	39,898	10,586	4,253
ZAR	361	170	4	4
MMK	—	25,208	—	—
GHS	—	25,794	—	—

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2017 and 2018 are as follows:

		2017		2018
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(844,122)	844,122	(887,561)	887,561
Increase (decrease) of shareholder’s equity(*)		(844,122)	844,122	(887,561)	887,561

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency, without consideration of hedge effect of related derivatives, as of December 31, 2017 and 2018.

To manage its foreign currency risk related to foreign currency denominated receivables and payables, the Company has a policy to enter into currency forward agreements. In addition, to manage its foreign currency risk related to foreign currency denominated expected sales transactions and purchase transactions, the Company enters into cross-currency swap agreements.

②	Interest rate risk

The Company is exposed to interest rate risk due to its borrowing with floating interest rates. A 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

The Company’s borrowings and debt securities with floating interest rates as of December 31, 2017 and 2018 are as follows:

Type		2017	2018
		In millions of won
Short-term borrowings	￦	290,873	24,235
Long-term borrowings		1,743,252	2,358,860
Debt securities		685,700	—

	￦	2,719,825	2,383,095

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2017 and 2018 are as follows:

		2017		2018
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(27,198)	27,198	(23,831)	23,831
Increase (decrease) of shareholder’s equity(*)		(27,198)	27,198	(23,831)	23,831

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

To manage its interest rate risks, the Company enters into certain interest swap agreements or maintains an appropriate mix of fixed and floating rate borrowings.

③	Electricity rates risk

The Company is exposed to electricity rates risk due to the rate regulation of the government which considers the effect of electricity rate on the national economy.

A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2017 and 2018 are as follows:

		2017		2018
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	546,499	(546,499)	568,420	(568,420)
Increase (decrease) of shareholder’s equity(*)		546,499	(546,499)	568,420	(568,420)

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

(iv)	Liquidity risk

The Company has established an appropriate liquidity risk management framework for the management of the Company’s short, medium and long-term funding and liquidity management requirements. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

In addition, the Company has established credit lines on its trade financing and bank overdrafts, and through payment guarantees it has received, it maintains an adequate credit (borrowing) line. In addition, the Company has the ability to utilize excess cash or long-term borrowings for major construction investments.

The following table shows the details of maturities of non-derivative financial liabilities as of December 31, 2017 and 2018. This table, based on the undiscounted cash flows of the non-derivative financial liabilities including estimated interests, has been prepared based on the respective liabilities’ earliest maturity date.

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,748,437	7,948,320	21,331,394	22,694,867	62,723,018
Finance lease liabilities		174,534	87,709	185,284	108,749	556,276
Trade and other payables		5,867,729	301,165	698,289	1,937,558	8,804,741
Financial guarantee contracts(*)		7,081	18,054	1,049,667	80,060	1,154,862

	￦	16,797,781	8,355,248	23,264,634	24,821,234	73,238,897

		2018
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,204,471	9,274,378	28,143,311	25,312,534	72,934,694
Finance lease liabilities		87,709	87,709	141,074	65,250	381,742
Trade and other payables		6,348,195	150,479	375,661	2,188,950	9,063,285
Financial guarantee contracts(*)		91,722	855,488	363,607	—	1,310,817

	￦	16,732,097	10,368,054	29,023,653	27,566,734	83,690,538

(*)

This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2017 and 2018 are ￦23,475 million and ￦15,586 million, respectively.

The expected maturities for non-derivative financial assets as of December 31, 2017 and 2018 in detail are as follows:

		2017
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	2,369,739	—	—	—	2,369,739
Available-for-sale financial assets		—	—	214,156	485,677	699,833
Held-to-maturity investments		5	3,139	—	—	3,144
Loans		244,309	261,672	429,628	10,821	946,430
Long-term/short-term financial instruments		1,702,084	201,821	340,304	305	2,244,514
Financial assets at fair value through profit or loss		—	—	111,512	—	111,512
Trade and other receivables		7,930,715	920,539	788,795	52,031	9,692,080

	￦	12,246,852	1,387,171	1,884,395	548,834	16,067,252

		2018
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	1,358,345	—	—	—	1,358,345
Equity investment at fair value through other comprehensive income		—	—	—	399,495	399,495
Financial assets at amortized cost		11,956	2,086	—	—	14,042
Loans		123,646	314,744	319,988	—	758,378
Long-term/short-term financial instruments		1,869,286	278,899	164,057	5,785	2,318,027
Financial assets at fair value through profit or loss		313,893	81,828	483,398	41,816	920,935
Trade and other receivables		7,795,619	1,067,800	701,743	57,651	9,622,813

	￦	11,472,745	1,745,357	1,669,186	504,747	15,392,035

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contract as of December 31, 2017 and 2018 are as follows:

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	(774)	—	—	—	(774)
Gross settlement
—Trading		(51,496)	(19,887)	(16,597)	(4,967)	(92,947)
—Hedging		(17,547)	(28,977)	(192,205)	(44,137)	(282,866)

	￦	(69,817)	(48,864)	(208,802)	(49,104)	(376,587)

		2018
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		5,734	16,565	28,283	40,124	90,706
—Hedging		5,154	(43,447)	71,840	(40,917)	(7,370)

	￦	10,888	(26,882)	100,123	(793)	83,336

(3)	Fair value risk

The fair value of the Company’s actively-traded financial instruments (i.e. FVTPL, FVOCI, etc.) is based on the traded market-price as of the reporting period end. The fair value of the Company’s financial assets is the amount which the asset could be exchanged for or the amount a liability could be settled for.

The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models. If there is a valuation technique commonly used by market participants to price the instrument and that technique has been demonstrated to provide reliable estimates of prices obtained in actual market transactions, the Company uses that technique.

For trade receivables and payables, the Company considers the carrying value net of impairment as fair value. While for disclosure purposes, the fair value of financial liabilities is estimated by discounting a financial instruments with similar contractual cash flows based on the effective interest method.

(i)	Fair value and book value of financial assets and liabilities as of December 31, 2017 and 2018 are as follows:

		2017		2018
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	—	—	399,495	399,495
Available-for-sale financial assets(*1)		699,833	699,833	—	—
Derivative assets (trading)		22,020	22,020	37,631	37,631
Derivative assets (applying hedge accounting)		10,606	10,606	64,704	64,704
Long-term financial instruments		542,430	542,430	—	—
Short-term financial instruments		1,702,084	1,702,084	—	—
Financial assets at fair value through profit or loss		—	—	920,935	920,935
Financial assets at fair value through profit or loss		111,512	111,512	—	—

	￦	3,088,485	3,088,485	1,422,765	1,422,765

Assets carried at amortized cost
Financial assets at amortized cost	￦	—	—	14,042	14,042
Held-to-maturity investments		3,144	3,144	—	—
Loans and receivables		905,641	905,641	718,674	718,674
Long-term financial instruments		—	—	448,741	448,741
Short-term financial instruments		—	—	1,869,286	1,869,286
Trade and other receivables		9,683,769	9,683,769	9,613,437	9,613,437
Cash and cash equivalents		2,369,739	2,369,739	1,358,345	1,358,345

	￦	12,962,293	12,962,293	14,022,525	14,022,525

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	150,929	150,929	99,010	99,010
Derivative liabilities (applying hedge accounting)		277,130	277,130	213,153	213,153

	￦	428,059	428,059	312,163	312,163

Liabilities carried at amortized cost
Secured borrowings	￦	1,055,554	1,055,554	741,029	741,029
Unsecured bond		51,146,783	53,436,659	56,603,988	58,804,070
Finance lease liabilities		418,260	418,260	283,806	283,806
Unsecured borrowings		2,476,196	2,477,055	3,522,602	3,950,517
Trade and other payables(*2)		8,804,741	8,804,741	9,063,285	9,063,285
Bank overdraft		68,859	68,859	167,008	167,008

	￦	63,970,393	66,261,128	70,381,718	73,009,715

(*1)

Book value of equity securities held by the Company that were measured at cost as of December 31, 2017 is ￦37,926 million as a quoted market price does not exist in an active market and its fair value cannot be measured reliably.

(*2)	Excludes finance lease liabilities.

(ii)	Interest rates used for determining fair value

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread.

The discount rate used for calculating fair value as of December 31, 2017 and 2018 are as follows:

Type	2017	2018
Derivatives	0.03% ~ 4.16%	0.02% ~ 4.16%
Borrowings and debt securities	0.08% ~ 4.38%	0.51% ~ 5.14%
Finance lease	9.00% ~ 10.83%	3.50% ~ 10.83%

(iii)	Fair value hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, classified as Level 1, 2 or 3, based on the degree to which the fair value is observable.

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3: Inputs that are not based on observable market data.

Fair values of financial instruments by hierarchy level as of December 31, 2017 and 2018 are as follows:

		2017
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Available-for-sale financial assets	￦	274,453	214,156	173,298	661,907
Derivative assets		—	18,466	14,160	32,626
Financial assets at fair value through profit or loss		—	111,512	—	111,512

	￦	274,453	344,134	187,458	806,045

Financial liabilities at fair value
Derivative liabilities	￦	—	428,059	—	428,059

		2018
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	210,056	—	189,439	399,495
Derivative assets		—	100,490	1,845	102,335
Financial assets at fair value through profit or loss		106,600	809,283	5,052	920,935

	￦	316,656	909,773	196,336	1,422,765,

Financial liabilities at fair value
Derivative liabilities	￦	—	310,008	2,155	312,163

The fair value of financial assets (FVTPL and FVOCI) publicly traded is measured at the closing bid price quoted at the end of the reporting period. Meanwhile, the fair value of unquoted financial assets (FVTPL and FVOCI) is calculated using the valuation results from an external pricing service in which weighted average borrowing rates of interest of evaluated companies are used as a discount rate. The fair value of derivatives is measured using valuation model which is determined at the present value of estimated future cash flows discounted at current market interest rate.

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Available-for-sale financial assets
Unlisted securities	￦	269,461	—	(92,128)	(6,201)	—	2,166	173,298

		2018
		Beginning balance	Effect of change in accounting policy	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss
Cooperative	￦	—	5,038	—	—	14	—	—	5,052
Financial assets at fair value through other comprehensive income
Unlisted securities		—	197,450	—	—	(11,744)	(326)	4,059	189,439